Portfolio of Investments September 30, 2024
JMM
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 134.4%    (98.4% of Total Investments)
– MORTGAGE-BACKED SECURITIES - 59.8% (43.8% of Total Investments) –
$ 400,000 Benchmark 2018-B2 Mortgage Trust, 2018 B2 4 .084% 02/15/51 $ 384,209
1,150,000 Benchmark 2019-B9 Mortgage Trust, 2019 B9 3 .751 03/15/52 1,107,338
375,000 (a),(b) BX Trust 2023-DELC, (TSFR1M + 3.339%), 2023 DELC 8 .436 05/15/38 379,204
250,000 (b) Century Plaza Towers 2019-CPT, 2019 CPT 3 .097 11/13/39 188,722
107,844 Citigroup Commercial Mortgage Trust 2014-GC23, 2014 GC23 4 .578 07/10/47 101,806
425,000 Citigroup Commercial Mortgage Trust 2015-GC29, 2015 GC29 4 .271 04/10/48 405,438
600,000 (b) Citigroup Commercial Mortgage Trust 2016-P5, 2016 P5 3 .000 10/10/49 293,994
241,000 Citigroup Commercial Mortgage Trust 2019-GC41, 2019 GC41 3 .502 08/10/56 203,955
45,547 (b) Citigroup Global Markets Mortgage Securities VII Inc, 2003 1 6 .000 09/25/33 25,537
500,000 (b) COMM 2013-LC13 Mortgage Trust, 2013 LC13 5 .577 08/10/46 429,590
775,000 COMM 2015-CCRE22 Mortgage Trust, 2015 CR22 4 .199 03/10/48 693,102
450,000 COMM 2015-CCRE25 Mortgage Trust, 2015 CR25 4 .667 08/10/48 427,321
540,000 COMM 2015-CCRE26 Mortgage Trust, 2015 CR26 4 .612 10/10/48 475,311
108,000 COMM 2015-LC23 Mortgage Trust, 2015 LC23 4 .696 10/10/48 102,439
560,000 (a),(b) Connecticut Avenue Securities Trust 2022-R03, (SOFR30A +
6.250%), 2022 R03
6 .349 03/25/42 618,473
400,000 (a),(b) Connecticut Avenue Securities Trust 2022-R04, (SOFR30A +
3.100%), 2022 R04
8 .380 03/25/42 417,144
1,000,000 (a),(b) Connecticut Avenue Securities Trust 2022-R07, (SOFR30A +
4.650%), 2022 R07
9 .913 06/25/42 1,082,298
485,000 (a),(b) Connecticut Avenue Securities Trust 2022-R08, (SOFR + 3.600%),
2022 R08
8 .880 07/25/42 512,896
200,000 (a),(b) Connecticut Avenue Securities Trust 2023-R01, (SOFR30A +
3.750%), 2023 R01
9 .013 12/25/42 214,681
1,500,000 (a),(b) Connecticut Avenue Securities Trust 2023-R02, (SOFR30A +
3.350%), 2023 R02
8 .630 01/25/43 1,583,407
145,000 (a),(b) Connecticut Avenue Securities Trust 2023-R05, (SOFR30A +
3.100%), 2023 R05
8 .363 06/25/43 152,274
500,000 (a),(b) Connecticut Avenue Securities Trust 2023-R08, (SOFR30A +
3.550%), 2023 R08
8 .830 10/25/43 524,995
250,000 (b) CSMC 2014-USA OA LLC, 2014 USA 4 .373 09/15/37 128,375
87,911 CSMC Mortgage-Backed Trust 2006-7, 2006 7 6 .000 08/25/36 32,377
200,000 (b) DBSG 2024-ALTA Mortgage Trust, 2024 ALTA 6 .595 06/10/37 204,421
750,000 (a),(b) Fannie Mae Connecticut Avenue Securities, (SOFR30A +
2.000%), 2021 R02
2 .050 11/25/41 753,556
7,252 (c) Fannie Mae Pool, FN 878059 5 .500 03/01/36 7,510
1,868,590 (c) Fannie Mae Pool, FN MA4438, 2021 1 2 .500 10/01/51 1,621,461
932,364 Fannie Mae Pool, FN MA5106 5 .000 08/01/53 931,769
2,732,176 (c) Fannie Mae Pool, FN MA4579 3 .000 04/01/52 2,456,758
931,904 (c) Fannie Mae Pool, FN MA5165 5 .500 10/01/53 942,686
5,433 (c) Fannie Mae Pool, FN 709700 5 .500 06/01/33 5,602
166,220 Fannie Mae Pool, FN MA5039 5 .500 06/01/53 168,156
286,753 (c) Fannie Mae Pool, FN MA4600, 2022 2 3 .500 05/01/52 267,035
25,769 (c) Fannie Mae Pool, FN 766070 5 .500 02/01/34 26,732
657,916 (c) Fannie Mae Pool, FN BM5126 3 .500 01/01/48 623,643
474,993 (c) Fannie Mae Pool, FN MA3305 3 .500 03/01/48 448,229
20,128 (c) Fannie Mae Pool, FN 995018 5 .500 06/01/38 20,763
10,540 (c) Fannie Mae Pool, FN 882685 6 .000 06/01/36 10,853
366,680 (c) Fannie Mae Pool, FN MA4919 5 .500 02/01/53 371,054
10,352 (c) Fannie Mae Pool, FN 828346 5 .000 07/01/35 10,613
425,478 (c) Fannie Mae Pool, FN MA4644, 2022 1 4 .000 05/01/52 409,215
184,979 (c) Fannie Mae Pool, FN BM5839 3 .500 11/01/47 176,336
510,255 (c) Fannie Mae Pool, FN MA4733 4 .500 09/01/52 501,868
567,270 (c) Fannie Mae Pool, FN MA4783 4 .000 10/01/52 545,078
41,187 Fannie Mae REMIC Trust 2002-W1, 2002 W1 4 .587 02/25/42 41,374
229,321 Fannie Mae REMIC Trust 2003-W1, 2003 W1 2 .494 12/25/42 117,437
252,853 (c) Freddie Mac Gold Pool, FG G08566 3 .500 01/01/44 241,302
366,655 (c) Freddie Mac Gold Pool, FG Q40718 3 .500 05/01/46 346,382
558,055 (c) Freddie Mac Gold Pool, FG Q40841 3 .000 06/01/46 513,739
605,147 (c) Freddie Mac Gold Pool, FG G60138 3 .500 08/01/45 580,600
4,847 (c) Freddie Mac Gold Pool, FG C00676 6 .500 11/01/28 5,001

Portfolio of Investments September 30, 2024
(continued)
JMM

PRINCIPAL   DESCRIPTION   RATE MATURITY VALUE
$ 902,430 (c) Freddie Mac Gold Pool, FG G08528 3 .000% 04/01/43 $ 837,817
292,879 (c) Freddie Mac Gold Pool, FG G18497 3 .000 01/01/29 286,975
1,637,226 (c) Freddie Mac Pool, FR RA6766 2 .500 02/01/52 1,430,816
372,261 (c) Freddie Mac Pool, FR RA7402 3 .500 05/01/52 348,342
410,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA3, (SOFR30A +
2.900%), 2022 DNA3
8 .180 04/25/42 424,561
750,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA4, (SOFR30A +
3.350%), 2022 DNA4
8 .630 05/25/42 787,039
320,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-HQA2, (SOFR30A +
4.000%), 2022 HQA2
9 .280 07/25/42 340,806
675,000 (a),(b) Freddie Mac STACR REMIC Trust 2023-HQA1, (SOFR30A +
3.500%), 2023 HQA1
8 .780 05/25/43 715,434
59,664 (c) Ginnie Mae I Pool, GN 604567 5 .500 08/15/33 60,685
34,724 (c) Ginnie Mae I Pool, GN 631574 6 .000 07/15/34 36,553
642,000 (a),(b) GS Mortgage Securities Corp Trust 2018-TWR, (TSFR1M +
1.197%), 2018 TWR
6 .294 07/15/31 529,169
38,627 (b) GSMPS Mortgage Loan Trust 2001-2, 2001 2 7 .500 06/19/32 36,658
302,762 (b) GSMPS Mortgage Loan Trust 2003-3, 2003 3 7 .000 06/25/43 321,618
224,441 (b) GSMPS Mortgage Loan Trust 2005-RP1, 2005 RP1 8 .500 01/25/35 230,718
317,827 (b) GSMPS Mortgage Loan Trust 2005-RP2, 2005 RP2 7 .500 03/25/35 314,189
278,469 (b) GSMPS Mortgage Loan Trust 2005-RP3, 2005 RP3 7 .500 09/25/35 279,390
167,331 (b) GSMPS Mortgage Loan Trust 2005-RP3, 2005 RP3 8 .000 09/25/35 165,563
500,000 (b) Hudson Yards 2019-55HY Mortgage Trust, 2019 55HY 3 .041 12/10/41 437,725
91,123 Impac Secured Assets CMN Owner Trust, 2000 3 8 .000 10/25/30 83,918
430,000 (b) J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-
AON, 2018 AON
4 .767 07/05/31 267,460
182,956 JP Morgan Alternative Loan Trust 2006-S1, 2006 S1 6 .500 03/25/36 103,342
500,000 (b) JP Morgan Chase Commercial Mortgage Securities Trust 2016-
JP4, 2016 JP4
3 .512 12/15/49 371,037
368,000 (b) JP Morgan Chase Commercial Mortgage Securities Trust 2019-
ICON UES, 2019 UES
4 .343 05/05/32 349,680
500,000 (b) JP Morgan Chase Commercial Mortgage Securities Trust 2020-
NNN, 2020 NNN
3 .620 01/16/37 260,005
697,000 JPMDB Commercial Mortgage Securities Trust 2016-C4, 2016 C4 3 .166 12/15/49 552,680
500,000 (b) JPMDB Commercial Mortgage Securities Trust 2017-C7, 2017 C7 3 .000 10/15/50 389,540
400,000 (b) Manhattan West 2020-1MW Mortgage Trust, 2020 1MW 2 .413 09/10/39 358,484
206,433 MASTR Alternative Loan Trust 2004-1, 2004 1 7 .000 01/25/34 207,651
105,884 MASTR Alternative Loan Trust 2004-5, 2004 5 7 .000 06/25/34 109,216
81,208 MASTR Asset Securitization Trust 2003-11, 2003 11 5 .250 12/25/33 81,352
250,000 Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20,
2015 C20
4 .568 02/15/48 244,813
500,000 Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28,
2016 C28
4 .754 01/15/49 443,586
31,141 Morgan Stanley Mortgage Loan Trust 2006-2, 2006 2 5 .750 02/25/36 29,061
500,000 (b) MSCG Trust 2015-ALDR, 2015 ALDR 3 .577 06/07/35 453,416
1,000,000 (a),(b) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M + 2.829%), 2019 MILE
7 .926 07/15/36 752,466
228,609 (b) New Residential Mortgage Loan Trust 2014-1, 2014 1A 5 .972 01/25/54 226,688
410,679 (b) New Residential Mortgage Loan Trust 2015-2, 2015 2A 5 .340 08/25/55 405,273
485,000 (b) RBS Commercial Funding Inc 2013-SMV Trust, 2013 SMV 3 .704 03/11/31 425,522
135,000 (b) SLG Office Trust 2021-OVA, 2021 OVA 2 .851 07/15/41 112,745
250,000 (b) VNDO Trust 2016-350P, 2016 350P 4 .033 01/10/35 240,491
5,917 Washington Mutual MSC Mortgage Pass-Through Certificates
Series 2004-RA3 Trust, 2004 RA3
5 .659 08/25/38 5,859
195,000 Wells Fargo Commercial Mortgage Trust 2016-C33, 2016 C33 3 .896 03/15/59 182,772
500,000 Wells Fargo Commercial Mortgage Trust 2017-C38, 2017 C38 3 .903 07/15/50 452,599
290,000 WFRBS Commercial Mortgage Trust 2014-C24, 2014 C24 3 .931 11/15/47 282,721
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $40,601,994) 37,810,494

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
X 23,013,662 CORPORATE BONDS - 36 .4% ( 26 .7 % of Total Investments) X 23,013,662
AUTOMOBILES & COMPONENTS - 2.0%
$ 50,000 Dana Inc 4 .250% 09/01/30 $ 44,894
175,000 (c) Ford Motor Co 3 .250 02/12/32 149,034
200,000 (c) Ford Motor Credit Co LLC 6 .950 03/06/26 204,691
450,000 (c) General Motors Financial Co Inc 4 .900 10/06/29 450,510
100,000 (c) Goodyear Tire & Rubber Co/The 5 .250 04/30/31 90,273
135,000 (b) Phinia Inc 6 .625 10/15/32 136,115
185,000 (c) ZF North America Capital Inc 6 .750 04/23/30 186,576
TOTAL AUTOMOBILES & COMPONENTS 1,262,093
BANKS - 4.8%
400,000 (c) Banco Santander SA 2 .749 12/03/30 353,425
475,000 (c) Bank of America Corp 5 .468 01/23/35 499,512
200,000 (b) Intesa Sanpaolo SpA 6 .625 06/20/33 218,610
300,000 (d) JPMorgan Chase & Co 3 .650 09/01/73 290,233
475,000 (c) JPMorgan Chase & Co 5 .294 07/22/35 495,394
295,000 (d) M&T Bank Corp 3 .500 03/01/73 261,894
200,000 (b) Societe Generale SA 7 .132 01/19/55 203,797
300,000 (d) Truist Financial Corp 6 .669 03/01/73 298,313
400,000 (d) Wells Fargo & Co 3 .900 03/15/73 388,762
TOTAL BANKS 3,009,940
CAPITAL GOODS - 2.2%
455,000 (b),(c) Albion Financing 2 Sarl 8 .750 04/15/27 466,907
100,000 (b),(c) Alta Equipment Group Inc 9 .000 06/01/29 89,547
200,000 (c) Boeing Co/The 3 .625 02/01/31 183,221
350,000 (c) Boeing Co/The 3 .250 02/01/28 331,626
60,000 (b) Chart Industries Inc 7 .500 01/01/30 63,236
30,000 (b) Gates Corp/DE 6 .875 07/01/29 31,076
65,000 (b) Herc Holdings Inc 6 .625 06/15/29 67,325
135,000 (b),(c) Windsor Holdings III LLC 8 .500 06/15/30 144,406
TOTAL CAPITAL GOODS 1,377,344
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
100,000 (b),(c) Prime Security Services Borrower LLC / Prime Finance Inc 6 .250 01/15/28 100,027
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 100,027
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.3%
365,000 (b),(c) Asbury Automotive Group Inc 4 .625 11/15/29 348,099
50,000 (b) Bath & Body Works Inc 6 .625 10/01/30 50,972
75,000 (b) LCM Investments Holdings II LLC 4 .875 05/01/29 72,065
500,000 (b),(c) Michaels Cos Inc/The 7 .875 05/01/29 290,882
50,000 (b) Michaels Cos Inc/The 5 .250 05/01/28 36,906
28,000 (b) Velocity Vehicle Group LLC 8 .000 06/01/29 29,154
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 828,078
CONSUMER DURABLES & APPAREL - 0.2%
125,000 (b),(e) CD&R Smokey Buyer Inc 9 .500 10/15/29 125,119
TOTAL CONSUMER DURABLES & APPAREL 125,119
CONSUMER SERVICES - 1.0%
200,000 (b) Flutter Treasury DAC 6 .375 04/29/29 207,085
50,000 (b) Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand
Vacations Borrower Esc
6 .625 01/15/32 50,613
150,000 Service Corp International/US 5 .750 10/15/32 150,982
100,000 (b),(c) Six Flags Entertainment Corp / Six Flags Theme Parks Inc 6 .625 05/01/32 103,560
140,000 (b) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6 .250 03/15/33 141,826
TOTAL CONSUMER SERVICES 654,066
ENERGY - 3.2%
250,000 (b),(c) Antero Midstream Partners LP / Antero Midstream Finance Corp 6 .625 02/01/32 258,746
90,000 (b),(c) Civitas Resources Inc 8 .375 07/01/28 93,552
55,000 (b) Civitas Resources Inc 8 .750 07/01/31 58,220
65,000 (b) Coronado Finance Pty Ltd 9 .250 10/01/29 66,792
50,000 Genesis Energy LP / Genesis Energy Finance Corp 7 .875 05/15/32 50,907
200,000 (b),(c) Hilcorp Energy I LP / Hilcorp Finance Co 8 .375 11/01/33 215,620
200,000 (b),(c) MEG Energy Corp 5 .875 02/01/29 195,652
125,000 (b),(c) Parkland Corp 4 .500 10/01/29 118,348

Portfolio of Investments September 30, 2024
(continued)
JMM

PRINCIPAL   DESCRIPTION   RATE MATURITY VALUE
ENERGY (continued)
$ 315,000 (b),(c) Parkland Corp/Canada 4 .625% 05/01/30 $ 297,061
140,000 (b),(c) USA Compression Partners LP / USA Compression Finance Corp 7 .125 03/15/29 144,193
110,000 (b),(c) Venture Global LNG Inc 8 .125 06/01/28 114,677
400,000 (c) Williams Cos Inc/The 4 .900 03/15/29 406,416
TOTAL ENERGY 2,020,184
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.0%
650,000 (c) Brixmor Operating Partnership LP 4 .050 07/01/30 631,987
200,000 (c) Essential Properties LP 2 .950 07/15/31 174,088
500,000 (c) GLP Capital LP / GLP Financing II Inc 4 .000 01/15/30 477,427
75,000 (b) Iron Mountain Inc 4 .500 02/15/31 71,145
100,000 (c) Kite Realty Group LP 4 .950 12/15/31 100,127
175,000 (c) MPT Operating Partnership LP / MPT Finance Corp 3 .500 03/15/31 127,799
300,000 (b),(c) Prologis Targeted US Logistics Fund LP 5 .500 04/01/34 314,159
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,896,732
FINANCIAL SERVICES - 2.8%
300,000 (d) American Express Co 3 .550 09/15/73 284,304
300,000 (d) Bank of New York Mellon Corp/The 4 .700 09/20/73 297,661
200,000 (b),(c) Block Inc 6 .500 05/15/32 208,264
250,000 (b),(c) Compass Group Diversified Holdings LLC 5 .250 04/15/29 242,876
300,000 (b),(c) Encore Capital Group Inc 8 .500 05/15/30 316,178
215,000 (b),(c) FirstCash Inc 6 .875 03/01/32 221,261
65,000 (b) Focus Financial Partners LLC 6 .750 09/15/31 65,620
170,000 (c) OneMain Finance Corp 3 .500 01/15/27 162,490
TOTAL FINANCIAL SERVICES 1,798,654
FOOD, BEVERAGE & TOBACCO - 0.7%
400,000 (c) BAT Capital Corp 2 .726 03/25/31 357,703
75,000 (b) Primo Water Holdings Inc 4 .375 04/30/29 71,908
TOTAL FOOD, BEVERAGE & TOBACCO 429,611
HEALTH CARE EQUIPMENT & SERVICES - 0.8%
140,000 (b),(c) CHS/Community Health Systems Inc 10 .875 01/15/32 154,278
29,000 (b) CHS/Community Health Systems Inc 6 .125 04/01/30 24,796
60,000 (b) Concentra Escrow Issuer Corp 6 .875 07/15/32 63,091
100,000 (b),(c) DaVita Inc 4 .625 06/01/30 95,329
190,000 (b),(c) Prime Healthcare Services Inc 9 .375 09/01/29 195,982
TOTAL HEALTH CARE EQUIPMENT & SERVICES 533,476
INSURANCE - 1.5%
250,000 (b),(c) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6 .500 10/01/31 252,622
200,000 (b) Ardonagh Finco Ltd 7 .750 02/15/31 206,744
165,000 (b),(c) Panther Escrow Issuer LLC 7 .125 06/01/31 173,070
30,000 (b) Ryan Specialty LLC 5 .875 08/01/32 30,500
300,000 (a),(b) Vitality Re XIV Ltd (3-Month U.S. Treasury Bill + 3.500%) 8 .102 01/05/27 304,290
TOTAL INSURANCE 967,226
MATERIALS - 1.5%
240,000 (b),(c) EverArc Escrow Sarl 5 .000 10/30/29 230,403
375,000 (b),(c) NOVA Chemicals Corp 5 .000 05/01/25 372,606
60,000 (b) Owens-Brockway Glass Container Inc 7 .250 05/15/31 61,640
60,000 (b) Sealed Air Corp/Sealed Air Corp US 7 .250 02/15/31 63,503
125,000 (b),(c) SunCoke Energy Inc 4 .875 06/30/29 113,337
120,000 (b),(c) Tronox Inc 4 .625 03/15/29 112,095
TOTAL MATERIALS 953,584
MEDIA & ENTERTAINMENT - 2.6%
200,000 (b),(c) CSC Holdings LLC 11 .250 05/15/28 193,063
50,000 (b) Directv Financing LLC / Directv Financing Co-Obligor Inc 5 .875 08/15/27 49,092
250,000 (b),(c) DISH Network Corp 11 .750 11/15/27 262,383
325,000 (b),(c) Gray Television Inc 4 .750 10/15/30 206,762
180,000 (b),(c) Gray Television Inc 10 .500 07/15/29 188,003
200,000 (b),(c) LCPR Senior Secured Financing DAC 5 .125 07/15/29 162,065
135,000 (b),(c) Sirius XM Radio Inc 4 .000 07/15/28 127,365
75,000 (b) Univision Communications Inc 4 .500 05/01/29 66,999
200,000 (b) VZ Secured Financing BV 5 .000 01/15/32 184,049

PRINCIPAL   DESCRIPTION   RATE MATURITY VALUE
MEDIA & ENTERTAINMENT (continued)
$ 235,000 (c) Warnermedia Holdings Inc 4 .279% 03/15/32 $ 208,758
TOTAL MEDIA & ENTERTAINMENT 1,648,539
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
200,000 (b),(c) Organon & Co / Organon Foreign Debt Co-Issuer BV 5 .125 04/30/31 188,424
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 188,424
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
325,000 (c) Kennedy-Wilson Inc 5 .000 03/01/31 291,765
75,000 Kennedy-Wilson Inc 4 .750 03/01/29 69,426
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 361,191
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
300,000 (b),(c) Broadcom Inc 2 .450 02/15/31 265,853
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 265,853
SOFTWARE & SERVICES - 1.8%
500,000 (b),(c) Ahead DB Holdings LLC 6 .625 05/01/28 483,814
250,000 (b) CA Magnum Holdings 5 .375 10/31/26 246,248
285,000 (b),(c) Open Text Corp 3 .875 12/01/29 264,933
150,000 (b),(c) Rocket Software Inc 9 .000 11/28/28 156,538
TOTAL SOFTWARE & SERVICES 1,151,533
TELECOMMUNICATION SERVICES - 2.4%
550,000 (c) AT&T Inc 2 .750 06/01/31 497,274
200,000 (b),(c) Iliad Holding SASU 6 .500 10/15/26 202,180
200,000 (b) Level 3 Financing Inc 10 .500 04/15/29 218,010
350,000 (c) T-Mobile USA Inc 2 .250 11/15/31 301,980
75,000 (b),(e) Windstream Escrow LLC / Windstream Escrow Finance Corp 8 .250 10/01/31 76,247
200,000 (b) Zegona Finance PLC 8 .625 07/15/29 213,500
TOTAL TELECOMMUNICATION SERVICES 1,509,191
TRANSPORTATION - 0.5%
250,000 (b),(c) Brightline East LLC 11 .000 01/31/30 212,512
100,000 (b),(c) Cargo Aircraft Management Inc 4 .750 02/01/28 95,857
TOTAL TRANSPORTATION 308,369
UTILITIES - 2.6%
100,000 (b),(c) Ferrellgas LP / Ferrellgas Finance Corp 5 .875 04/01/29 93,579
60,000 (b) Ferrellgas LP / Ferrellgas Finance Corp 5 .375 04/01/26 59,861
300,000 (c) Georgia Power Co 5 .004 02/23/27 306,593
200,000 (c) Suburban Propane Partners LP/Suburban Energy Finance Corp 5 .875 03/01/27 199,660
475,000 (b),(c) Superior Plus LP / Superior General Partner Inc 4 .500 03/15/29 450,369
190,000 (b),(c) Talen Energy Supply LLC 8 .625 06/01/30 207,066
300,000 (c) Virginia Electric and Power Co 5 .000 04/01/33 307,300
TOTAL UTILITIES 1,624,428
TOTAL CORPORATE BONDS
(Cost $24,141,935) 23,013,662
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
– ASSET-BACKED SECURITIES - 32.9% (24.1% of Total Investments) –
80,228 (b) 321 Henderson Receivables VI LLC, 2010 1A 9 .310 07/15/61 81,473
500,000 (a),(b) ACRE Commercial Mortgage 2021-FL4 Ltd, (TSFR1M reference rate + 2.714% spread), 2021 FL4
7 .729 12/18/37 477,514
500,000 (b) Adams Outdoor Advertising LP, 2023 1 6 .967 07/15/53 531,108
500,000 (a),(b) AGL CLO 19 Ltd, (TSFR3M reference rate + 2.750% spread), 2022
19A
8 .032 07/21/35 501,451
400,000 (a),(b) AIMCO CLO Series 2017-A, (TSFR3M reference rate + 1.762%
spread), 2017 AA
7 .044 04/20/34 400,720
1,583,117 (b) American Homes 4 Rent 2015-SFR2 Trust, 2015 SFR2, (I/O) 0 .000 10/17/52 16
10,152 Bayview Financial Mortgage Pass-Through Trust 2006-C, 2006 C 6 .352 11/28/36 8,822
394,667 (b) Capital Automotive REIT, 2024 1 4 .900 05/15/54 396,467
500,000 (b) CARS-DB4 LP, 2020 1A 4 .520 02/15/50 476,072
500,000 Carvana Auto Receivables Trust 2022-P3, 2022 P3 5 .540 11/10/28 509,168
899,452 (b) CF Hippolyta Issuer LLC, 2020 1 2 .600 07/15/60 785,547
400,000 (a),(b) CIFC Funding 2020-II Ltd, (3-Month LIBOR reference rate +
1.862% spread), 2020 2A
7 .144 10/20/34 400,830

Portfolio of Investments September 30, 2024
(continued)
JMM

PRINCIPAL   DESCRIPTION   RATE MATURITY VALUE
$ 35,256 (b) Commonbond Student Loan Trust 2017-B-GS, 2017 BGS 4 .440% 09/25/42 $ 31,128
291,750 (b) DB Master Finance LLC, 2021 1A 2 .493 11/20/51 267,772
1,122,000 (b) DB Master Finance LLC, 2017 1A 4 .030 11/20/47 1,100,678
1,113,000 (b) Domino's Pizza Master Issuer LLC, 2015 1A 4 .474 10/25/45 1,107,454
145,700 (b) Domino's Pizza Master Issuer LLC, 2017 1A 4 .118 07/25/47 143,077
1,393,875 (b) DRIVEN BRANDS FUNDING LLC, 2019 1A 4 .641 04/20/49 1,380,818
400,000 (a),(b) Dryden 49 Senior Loan Fund, (TSFR3M reference rate + 1.862%
spread), 2017 49A
7 .141 07/18/30 400,562
500,000 (b) Frontier Issuer LLC, 2023 1 6 .600 08/20/53 513,865
481,250 (b) Hardee's Funding LLC, 2020 1A 3 .981 12/20/50 452,277
342,830 (b) J.G. Wentworth XXXVII LLC, 2016 1A 5 .190 06/17/69 323,788
577,453 (b) JGWPT XXV LLC, 2012 1A 7 .140 02/15/67 601,639
236,818 (b) JGWPT XXVI LLC, 2012 2A 6 .770 10/17/61 242,939
250,000 (b) MetroNet Infrastructure Issuer LLC, 2024 1A 6 .230 04/20/54 257,709
181,244 Mid-State Capital Corp 2005-1 Trust, 2005 1 5 .745 01/15/40 181,244
65,327 Mid-State Trust XI, 2003 11 5 .598 07/15/38 65,497
400,000 (a),(b) Neuberger Berman CLO Ltd, (TSFR3M reference rate + 1.750%
spread), 2024 56A
7 .069 07/24/37 401,327
400,000 (a),(b) Neuberger Berman Loan Advisers CLO 31 Ltd, (TSFR3M
reference rate + 1.812% spread), 2019 31A
7 .094 04/20/31 401,076
500,000 (a),(b) Neuberger Berman Loan Advisers CLO 48 Ltd, (TSFR3M
reference rate + 1.800% spread), 2022 48A
7 .085 04/25/36 500,479
400,000 (a),(b) OHA Credit Funding 19 Ltd, (TSFR3M reference rate + 1.700%
spread), 2024 19A
6 .994 07/20/37 401,399
234,000 (b) Planet Fitness Master Issuer LLC, 2022 1A 3 .251 12/05/51 225,218
483,750 (b) SERVPRO Master Issuer LLC, 2021 1A 2 .394 04/25/51 440,684
266,000 (b) Sesac Finance LLC, 2019 1 5 .216 07/25/49 264,799
103,097 (b) Sierra Timeshare 2020-2 Receivables Funding LLC, 2020 2A 3 .510 07/20/37 101,595
369,279 (b) Sonic Capital LLC, 2020 1A 3 .845 01/20/50 358,445
350,000 (b) Stack Infrastructure Issuer LLC, 2020 1A 1 .893 08/25/45 339,709
201,716 (b) Start II LTD, 2019 1 5 .095 03/15/44 191,643
30,261 (b) Structured Receivables Finance 2010-A LLC, 2010 A 5 .218 01/16/46 30,237
1,000,000 (b) Subway Funding LLC, 2024 1A 6 .028 07/30/54 1,031,731
585,938 (b) Taco Bell Funding LLC, 2016 1A 4 .970 05/25/46 586,778
294,750 (b) Taco Bell Funding LLC, 2021 1A 1 .946 08/25/51 276,230
648,450 (b) Taco Bell Funding LLC, 2021 1A 2 .294 08/25/51 582,479
250,000 (b) VB-S1 Issuer LLC - VBTEL, 2022 1A 4 .288 02/15/52 239,692
446,217 (b) Wendy's Funding LLC, 2019 1A 3 .783 06/15/49 437,903
560,938 (b) Wendy's Funding LLC, 2021 1A 2 .370 06/15/51 504,932
386,937 (b) Wendy's Funding LLC, 2018 1A 3 .884 03/15/48 375,457
985,000 (b) Wingstop Funding LLC, 2020 1A 2 .841 12/05/50 926,186
174,600 (b) Zaxbys Funding LLC, 2021 1A 3 .238 07/30/51 160,507
350,000 (b) Ziply Fiber Issuer LLC, 2024 1A 6 .640 04/20/54 361,278
TOTAL ASSET-BACKED SECURITIES
(Cost $21,286,908) 20,779,419
PRINCIPAL DESCRIPTION (f) RATE MATURITY VALUE
X 1,561,367 CONTINGENT CAPITAL SECURITIES - 2 .5% ( 1 .8 % of Total Investments) X 1,561,367
BANKS - 2.1%
$ 200,000 (d) Banco Bilbao Vizcaya Argentaria SA 9 .375 N/A $ 220,808
200,000 (d) Banco Santander SA 9 .625 N/A 235,129
200,000 (b),(d) BNP Paribas SA 9 .250 N/A 218,513
250,000 (b),(d) Intesa Sanpaolo SpA 7 .700 N/A 249,695
200,000 (d) Lloyds Banking Group PLC 7 .500 N/A 201,829
200,000 (d) Lloyds Banking Group PLC 8 .000 N/A 214,273
TOTAL BANKS 1,340,247
FINANCIAL SERVICES - 0.4%
200,000 (b),(d) UBS Group AG 9 .250 N/A 221,120
TOTAL FINANCIAL SERVICES 221,120
TOTAL CONTINGENT CAPITAL SECURITIES
(Cost $1,521,626) 1,561,367

Investments in Derivatives
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
X 908,646 SOVEREIGN DEBT - 1 .4% ( 1 .0 % of Total Investments) X 908,646
BAHRAIN - 0.4%
$ 250,000 (b) Bahrain Government International Bond 7 .000% 10/12/28 $ 264,802
TOTAL BAHRAIN 264,802
EGYPT - 0.6%
400,000 (b) Egypt Government International Bond 5 .875 06/11/25 399,500
TOTAL EGYPT 399,500
TURKEY - 0.4%
250,000 Turkiye Government International Bond 5 .950 01/15/31 244,344
TOTAL TURKEY 244,344
TOTAL SOVEREIGN DEBT
(Cost $911,062) 908,646
PRINCIPAL DESCRIPTION RATE (g) MATURITY (h) VALUE
X 596,009 VARIABLE RATE SENIOR LOAN INTERESTS - 1 .0% ( 0 .7 % of Total Investments) (g) X 596,009
CAPITAL GOODS - 0.4%
$ 241,890 Core & Main LP, Term Loan B, (TSFR1M + 2.000%) 6 .855 07/27/28 $ 242,093
TOTAL CAPITAL GOODS 242,093
INSURANCE - 0.3%
159,804 Alliant Holdings Intermediate, LLC, Term Loan B6, (TSFR1M +
3.000%)
7 .965 09/12/31 159,089
TOTAL INSURANCE 159,089
MATERIALS - 0.3%
194,523 INEOS Quattro Holdings UK Ltd, Term Loan B, First Lien,
(TSFR1M + 0.043%)
9 .195 03/29/29 194,827
TOTAL MATERIALS 194,827
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $595,316) 596,009
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
X 267,093
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 0 .4% ( 0 .3 % of Total
Investments) X 267,093
BANKS - 0.4%
$ 250,000 (d) Citigroup Inc 7 .625 N/A $ 267,093
TOTAL BANKS 267,093
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(Cost $249,075) 267,093
TOTAL LONG-TERM INVESTMENTS
(Cost $89,307,916) 84,936,690
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.1%  (1.6% of Total Investments)
X 1,354,361 REPURCHASE AGREEMENTS - 2 .1% ( 1 .6 % of Total Investments) X 1,354,361
$ 1,354,361 (i) Fixed Income Clearing Corporation 1 .520 10/01/24 $ 1,354,361
TOTAL REPURCHASE AGREEMENTS
(Cost $1,354,361) 1,354,361
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,354,361) 1,354,361
TOTAL INVESTMENTS - 136 .5%
(Cost $ 90,662,277 ) 86,291,051
REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (37.7)%(j) (23,832,905)
OTHER ASSETS & LIABILITIES, NET -  1.2% 740,856
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 63,199,002

Portfolio of Investments September 30, 2024
(continued)
JMM

kya
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 5-Year Note 15 12/24 $ 1,645,617 $ 1,648,242 $ 2,625
U.S. Treasury Ultra 10-Year Note 19 12/24 2,247,234 2,247,641 407
U.S. Treasury Ultra Bond 38 12/24 5,059,815 5,057,562 (2,253)
Total $8,952,666 $8,953,445 $779
Interest Rate Swaps - OTC Uncleared
Counterparty
Notional
Amount
Fund
Pay/Receive
Floating Rate
Floating Rate
Index
Fixed Rate
(Annualized)
Fixed Rate
Payment
Frequency
Effective
Date (k)
Optional
Termination
Date
Maturity
Date Value
Unrealized
Appreciation
(Depreciation)
Morgan Stanley
Capital Services LLC $ 17,000,000 Receive
1-Month
LIBOR 1.994% Monthly 6/01/18 7/01/25 7/01/27 $ 300,758 $ 300,758
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Mortgage-Backed Securities $ – $ 37,810,494 $ – $ 37,810,494
Corporate Bonds – 23,013,662 – 23,013,662
Asset-Backed Securities – 20,779,419 – 20,779,419
Contingent Capital Securities – 1,561,367 – 1,561,367
Sovereign Debt – 908,646 – 908,646
Variable Rate Senior Loan Interests – 596,009 – 596,009
$1,000 Par (or similar) Institutional
Preferred – 267,093 – 267,093
Short-Term Investments:
Repurchase Agreements – 1,354,361 – 1,354,361
Investments in Derivatives:
Futures Contracts* 779 – – 779
Interest Rate Swaps* – 300,758 – 300,758
Total
$ 779 $ 86,591,809 $ – $ 86,592,588
* Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(a) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $51,454,219 or 59.6% of Total Investments.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $28,080,748 have been pledged as collateral for reverse repurchase agreements.
(d) Perpetual security. Maturity date is not applicable.
(e) When-issued or delayed delivery security.
(f) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(g) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the Secured Overnight
Financing Rate (“SOFR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(h) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(i) Agreement with Fixed Income Clearing Corporation, 1.520% dated 9/30/24 to be repurchased at $1,354,418 on 10/1/24, collateralized by
Government Agency Securities, with coupon rate 3.500% and maturity date 9/30/26, valued at $1,381,619.
(j) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 27.6%.
(k) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
I/O Interest only security
LIBOR London Inter-Bank Offered Rate
SOFR
30A 30 Day Average Secured Overnight Financing Rate
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month